Fair Value Measurements - Carrying Value and Fair Value of Other Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent consideration liability		$ 4
Level 2 [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable	$ 20	4
Long-term debt, including current maturities	1,836	1,799
Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable	20	4
Long-term debt, including current maturities	$ 1,902	$ 1,815